OTHER LIABILITIES - Analysis of Other Liabilities excluding Accrued Expenses and Deferred Income (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	€ 355,848	€ 438,611
Due within one year
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	315,026	422,462
Due between one and five years
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	35,251	10,083
Due beyond five years
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	€ 5,571	€ 6,066